Note 19 - Supplementary Information - Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 19 - Supplementary Information - Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) [Line Items]
Rental Income	$ 578,148	$ 667,757	$ 1,762,890	$ 1,902,907	$ 4,487,083	$ 4,448,402	$ 4,886,823
Tenant reimbursements	60,355	86,816	239,217	284,008	542,886	540,706	632,881
Total revenue	638,503	754,573	2,002,107	2,186,915	5,029,969	4,989,108	5,519,704
Rental Property Expense	373,935	337,583	1,140,057	1,051,013	2,514,530	2,308,036	2,347,400
Income (expense) on condemnation				(2,360)	(2,360)	100,028,802	(333,308)
Interest income on condemnation						67,341,716
Net Income (Loss)	(19,809)	48,707,990	(61,622)	47,380,476	46,055,205	99,048,253	(1,124,665)
Net (Loss) Per Common Share
Basic and Diluted (in Dollars per share)	$ (0.01)	$ 32.85	$ (0.04)	$ 31.96	$ 31.07	$ 66.80	$ (0.84)
First Quarter [Member]
Note 19 - Supplementary Information - Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) [Line Items]
Rental Income					1,099,584	1,187,267	1,260,181
Tenant reimbursements					189,640	148,869	150,519
Total revenue					1,289,224	1,336,136	1,410,699
Rental Property Expense					(662,670)	(594,549)	(625,449)
Income from Rental Property					626,554	741,587	785,250
Income (expense) on condemnation					(2,360)	(63,199)	(168,666)
Net Income (Loss)					(882,777)	(268,944)	(349,155)
Net (Loss) Per Common Share
Basic and Diluted (in Dollars per share)					$ (0.60)	$ (0.18)	$ (0.27)
Second Quarter [Member]
Note 19 - Supplementary Information - Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) [Line Items]
Rental Income					1,104,502	1,101,161	1,206,799
Tenant reimbursements					115,756	143,763	154,195
Total revenue					1,220,258	1,244,924	1,360,994
Rental Property Expense					(607,933)	(555,633)	(588,960)
Income from Rental Property					612,325	689,291	772,034
Income (expense) on condemnation						100,111,890	(53,024)
Interest income on condemnation						67,265,788
Net Income (Loss)					(444,737)	105,494,044	(244,729)
Net (Loss) Per Common Share
Basic and Diluted (in Dollars per share)					$ (0.30)	$ 71.15	$ (0.19)
Third Quarter [Member]
Note 19 - Supplementary Information - Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) [Line Items]
Rental Income					1,156,360	1,059,576	1,224,553
Tenant reimbursements					124,090	137,037	152,222
Total revenue					1,280,450	1,196,613	1,376,775
Rental Property Expense					(606,722)	(582,901)	(562,898)
Income from Rental Property					673,728	613,712	813,877
Income (expense) on condemnation						(17,839)	(17,299)
Interest income on condemnation						104,928
Net Income (Loss)					48,707,990	(532,782)	(152,918)
Net (Loss) Per Common Share
Basic and Diluted (in Dollars per share)					$ 32.85	$ (0.36)	$ (0.12)
Fourth Quarter [Member]
Note 19 - Supplementary Information - Quarterly Financial Data (Unaudited) (Details) - Quarterly Financial Data (Unaudited) [Line Items]
Rental Income					1,126,637	1,100,398	1,195,290
Tenant reimbursements					113,400	111,037	175,945
Total revenue					1,240,037	1,211,435	1,371,235
Rental Property Expense					(637,205)	(574,953)	(570,093)
Income from Rental Property					602,832	636,482	801,142
Income (expense) on condemnation						(2,050)	(94,319)
Interest income on condemnation						(29,000)
Net Income (Loss)					$ (1,325,271)	$ (5,644,065)	$ (377,863)
Net (Loss) Per Common Share
Basic and Diluted (in Dollars per share)					$ (0.89)	$ (3.81)	$ (0.26)